Intangible Assets, Net - Schedule of Estimated Amortization Expense of Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Schedule of Estimated Amortization Expense of Intangible Assets [Abstract]
2025	$ 33,594
2026	32,927
2027	32,922
2028	29,401
Thereafter	14,526
Total	$ 143,370